Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
Trade receivables	$ 3,890	$ 3,600
Other receivables	780	1,014
Related party		11
Total trade and other receivables	$ 4,670	$ 4,625